Initial Public Offering	9 Months Ended
Sep. 30, 2025
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
In the Initial Public Offering, the Company sold
 23,000,000
Units, which included the full exercise of the Over-Allotment Option of
3,000,000
Option Units, at a purchase price of $
10.00
per Unit. Each Unit consists of
one
Class A
O
rdinary
S
hare, and
one-half
of
one
Public Warrant. Each whole Public Warrant entitles the holder to purchase one
Class A Ordinary Share at a price of $
11.50
per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years
after the completion of the initial Business Combination, or earlier upon redemption or liquidation.